PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 148	$ 115	$ 147
Property and equipment	1,816	1,392
Accumulated depreciation	993	852
Property and equipment, net	823	540
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	221	213
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,163	759
Computer and auxiliary equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 432	$ 420